Long-Term-Debt (Schedule of 5.75% Senior Notes due 2022) (Detail) (North America [Member], 5.75% Senior Notes due 2022 [Member], USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 28, 2014		Dec. 31, 2013	Dec. 31, 2012	Sep. 25, 2012
Debt Instrument [Line Items]
Face value	$ 600.0		$ 600.0	$ 600.0
Fair Value (Level 2)	$ 612.0		$ 588.0	$ 619.5
Interest rate	5.75%		5.75%	5.75%	5.75%
Interest payments	Semi-Annual: Apr 1 & Oct 1		Semi-Annual: Apr 1 & Oct 1	Semi-Annual: Apr 1 & Oct 1
Maturity date	October 2022		October 2022	October 2022
Call Option, Beginning Date, year one	Oct. 01, 2017	[1]	Oct. 01, 2017
Call Option, Percentage, year one	102.875%	[1]	102.875%
Call Option, Beginning Date, year two	Oct. 01, 2018	[1]	Oct. 01, 2018
Call Option, Percentage, year two	101.917%	[1]	101.917%
Call Option, Beginning Date, year three	Oct. 01, 2019	[1]	Oct. 01, 2019
Call Option, Percentage, year three	100.958%	[1]	100.958%
Call Option, Beginning Date, year four and thereafter	October 1, 2020 and thereafter	[1]	October 1, 2020 and thereafter
Call Option, Percentage, year four and thereafter	100.00%	[1]	100.00%
Redemption price in cash equal to principal plus accrued and unpaid interest, percent	105.75%		105.75%
Maximum [Member]
Debt Instrument [Line Items]
Percent of aggregate principal amount of senior notes that can be redeemed on or prior to October 1, 2015	35.00%		35.00%
Minimum [Member]
Debt Instrument [Line Items]
Percent of aggregate principal amount of senior notes issued remains outstanding	65.00%		65.00%

[1]	The Company may, at its option, redeem the 5.75% Senior Notes on or after the stated beginning dates at percentages noted above (plus accrued and unpaid interest). Additionally, the Company, may on or prior to October 1, 2015 redeem in the aggregate up to 35% of the aggregate principal amount of 5.75% Senior Notes issued with the cash proceeds from one or more equity offerings, at a redemption price in cash equal to 105.75% of the principal plus accrued and unpaid interest so long as (i) at least 65% of the aggregate principal amount of the 5.75% Senior Notes issued remains outstanding immediately after giving effect to any such redemption; and (ii) notice of any such redemption is given within 60 days after the date of the closing of any such equity offering. In addition, at any time prior to October 1, 2017, the Company may redeem some or all of the 5.75% Senior Notes at a redemption price equal to 100% of the principal amount plus accrued and unpaid interest, plus a make whole premium.